UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07643
                                                     ---------

                          Phoenix Partner Select Funds
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Matthew A. Swendiman
                  Counsel & Chief Legal Officer for Registrant
                         Phoenix Life Insurance Company
                                One American Row
                               Hartford, CT 06102

                              John R. Flores, Esq.
                  Vice President, Litigation/Employment Counsel
                         Phoenix Life Insurance Company
                                One American Row
                               Hartford, CT 06102
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                   Date of reporting period: October 31, 2004
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

Phoenix Partner Select Wealth Builder Fund

                   SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2004

                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                        ---------   ------------
MUTUAL FUNDS--100.1%
Equity Funds--80.2%
Phoenix-Duff & Phelps Real Estate Securities
Fund Class A                                              443,970   $ 10,801,779

Phoenix-Kayne Rising Dividends Fund
Class A                                                 1,280,433     19,641,846

Phoenix-Kayne Small-Mid Cap Fund
Class A(b)                                              1,388,847     25,735,331

Phoenix Market Neutral Fund Class A(b)                    434,663      5,002,978

Phoenix-Oakhurst Growth & Income Fund
Class A                                                 1,507,884     20,235,793
                                                                    ------------
                                                                      81,417,727
                                                                    ------------

Fixed-Income Funds--19.9%
Phoenix Institutional Bond Fund Class Y                   235,782      7,599,258

Phoenix-Goodwin Multi-Sector Short Term
Bond Fund Class A                                       1,052,278      5,082,501

Phoenix-Seneca Bond Fund Class A                          706,961      7,557,405
                                                                    ------------
                                                                      20,239,164
                                                                    ------------

--------------------------------------------------------------------------------
Total Mutual Funds
(Identified Cost $97,499,945)                                        101,656,891
--------------------------------------------------------------------------------
Total Long-Term Investments--100.1%
(Identified Cost $97,499,945)                                        101,656,891
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS-0.2%                   STANDARD       PAR
                                              & POORS       VALUE
                                               RATING       (000)
                                              --------      -----
UBS Finance Delaware LLC 1.84%, 11/1/04         A-1+         $185        185,000

--------------------------------------------------------------------------------
Total Short-Term Investments--0.2%
(Identified Cost $185,000)                                               185,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.3%
(Identified Cost $97,684,945)                                        101,841,891(a)
Other assets and liabilities, net--(0.3)%                               (303,137)
                                                                    ------------
NET ASSETS--100.0%                                                  $101,538,754
                                                                    ------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation $4,461,620 and gross depreciation of $309,684 for federal income tax purposes. At October 31, 2004, the aggregate cost of securities for federal income tax purposes was $97,689,955.
(b) Non-income producing.

Phoenix Partner Select Wealth Guardian Fund

                   SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2004

                                   (UNAUDITED)


                                                         SHARES        VALUE
                                                        ---------    -----------
MUTUAL FUNDS--100.1%
Equity Funds--60.2%
Phoenix-Duff & Phelps Real Estate Securities
Fund Class A                                              199,398    $ 4,851,343

Phoenix-Kayne Rising Dividends
Fund Class A                                              508,932      7,807,018

Phoenix-Kayne Small-Mid Cap Fund
Class A(b)                                                248,571      4,606,012

Phoenix Market Neutral Fund Class A(b)                    193,657      2,228,996

Phoenix-Oakhurst Growth & Income Fund
Class A                                                   596,344      8,002,941
                                                                     -----------
                                                                      27,496,310
                                                                     -----------

Fixed-Income Funds--39.9%
Phoenix Institutional Bond Fund Class Y                   211,891      6,829,230

Phoenix-Goodwin Multi-Sector Short Term Bond
Fund Class A                                              950,959      4,593,133

Phoenix-Seneca Bond Fund Class A                          635,028      6,788,448
                                                                     -----------
                                                                      18,210,811
                                                                     -----------

--------------------------------------------------------------------------------
Total Mutual Funds                                                    45,707,121
(Identified Cost $43,918,974)
--------------------------------------------------------------------------------
Total Long-Term Investments--100.1%                                   45,707,121
(Identified Cost $43,918,974)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%                                             45,707,121(a)
(Identified Cost $43,918,974)

Other assets and liabilities, net--(0.1)%                                (62,363)
                                                                     -----------
NET ASSETS--100%                                                     $45,644,758
                                                                     -----------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation $1,869,643 and gross depreciation of $97,616 for federal income tax purposes. At October 31, 2004, the aggregate cost of securities for federal income tax purposes was $43,935,094.
(b) Non-income producing.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedules of Investments. The preparation of Schedules of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.


A. Security valuation:
Investments in the underlying funds are valued at each Fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 pm eastern time). As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market.

B. Security transactions and related income:
Security transactions are recorded on the trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.



ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Partner Select Funds
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date              December 30, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date              December 30, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date              December 30, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.